RESTRUCTURING 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 11, 2013	May 29, 2012	Dec. 16, 2011
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)			15
Par value of new ordinary shares issued in transaction (in dollars per share)		$ 2.50	$ 2.50
Operating fleet prior to restructuring (in units)			58
Operating fleet following restructuring (in units)			48
Number of vessels owned through ITCL (in number of vessels)			9
Newbuilding commitments prior to restructuring			$ 437,900,000
Newbuilding commitments following restructuring			112,400,000
Number of Suezmax newbuilding contracts affected by restructuring			2
Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)			1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)			5
Number of independent broker valuations (in number of valuations)			3
Proceeds from sale of shares in subsidiaries			128,882,000
Outstanding newbuilding installments transferred			325,500,000
Debt transferred			666,318,000
Fair market value of assets sold to Frontline 2012			1,120,700,000
Net book value of vessels sold			(864,865,000)
Net book value of newbuilding contracts sold			(237,057,000)
Outstanding newbuilding installments transferred			(325,500,000)
Legal fees			(250,000)
Loss on sale			306,972,000
Working Capital balances purchased			10,500,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)		7.90%	8.80%
Frontline 2012 Ltd [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	59,000,000	56,000,000	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)						$ 2.00
Subscription price of ordinary shares issued (in dollars per share)				$ 5.25	$ 3.75	$ 2.85
Proceeds from Issuance of Private Placement			285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)			8,771,000	1,143,000	3,546,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)			8.80%	6.30%	7.90%
Payment to participate in private placement of Frontline 2012			$ 25,000,000